FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 0000892657

Johnson Mutual Funds Trust
-------------------------------------------------------------------------
  (Exact name of registrant as specified in charter)

3737 West Fork Road
Cincinnati, Oh 45247
-------------------------------------------------------------------------
  (Address of principal executive offices)


-------------------------------------------------------------------------
  (Name and address of agent for service)


Registrant's telephone number, including area code: 513-661-3100

Date of Fiscal year-end: 12/31/2005

Date of reporting period: 7/1/2004 - 6/30/2005

   Item 1. Proxy Voting Record
   Account Number: JICI5 Provident Bank WRAP

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Affiliated Computer Services ACS  008190100  10/28/04  Annual
   1.01   Elect Darwin Deason MGMT YES FOR FOR
   1.02   Elect Jeffrey A. Rich MGMT YES FOR FOR
   1.03   Elect Mark A. King MGMT YES FOR FOR
   1.04   Elect Joseph P. O'Neill MGMT YES FOR FOR
   1.05   Elect Frank A. Rossi MGMT YES FOR FOR
   1.06   Elect J. Livingston Kosberg MGMT YES FOR FOR
   1.07   Elect Dennis McCuistion MGMT YES FOR FOR
   2   Approve Annual Bonus Plan MGMT YES FOR FOR
   3   Ratify Selection of Auditors MGMT YES FOR FOR

   American Pharmaceutical Partners APPX  02886P109  12/13/04  Annual
   1.01   Elect Patrick Soon-Shiong MGMT YES WHOLD AGNST
   1.02   Elect Derek J. Brown MGMT YES WHOLD AGNST
   1.03   Elect David S. Chen MGMT YES WHOLD AGNST
   1.04   Elect Stephen D. Nimer MGMT YES WHOLD AGNST
   1.05   Elect Leonard Shapiro MGMT YES WHOLD AGNST
   1.06   Elect Kirk K. Calhoun MGMT YES WHOLD AGNST
   2   Ratify Selection of Auditors MGMT YES FOR FOR

   AmeriCredit Corp ACF  03060R101  11/3/04  Annual
   1.01   Elect A.R. Dike MGMT YES FOR FOR
   1.02   Elect Douglas K. Higgins MGMT YES FOR FOR
   1.03   Elect Kenneth H. Jones Jr. MGMT YES FOR FOR
   2   Extend Term of Stock Option Plan MGMT YES FOR FOR
       Amend Stock Option Plan
   3   Amend Stock Option Plan MGMT YES FOR FOR
   4   Approve Annual Bonus Plan MGMT YES FOR FOR
   5   Ratify Selection of Auditors MGMT YES FOR FOR

   Amkor Technology Inc AMKR  031652100  7/29/04  Annual
   1.01   Elect James J. Kim MGMT YES FOR FOR
   1.02   Elect John N. Boruch MGMT YES FOR FOR
   1.03   Elect Winston J. Churchill MGMT YES FOR FOR
   1.04   Elect Thomas D. George MGMT YES FOR FOR
   1.05   Elect Gregory K. Hinckley MGMT YES FOR FOR
   1.06   Elect Juergen Knorr MGMT YES FOR FOR
   1.07   Elect John B. Neff MGMT YES FOR FOR
   1.08   Elect James W. Zug MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR

   Centex Corp CTX  152312104  7/15/04  Annual
   1.01   Elect Clint W. Murchison III MGMT YES FOR FOR
   1.02   Elect Frederic M. Poses MGMT YES FOR FOR
   1.03   Elect David W. Quinn MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR

   Chelsea Property Group CPG  163421100  10/13/04  Special
   1   Approve Merger/Acquisition MGMT YES FOR FOR

   Cintas Corp CTAS  172908105  10/19/04  Annual
   1.01   Elect Richard T. Farmer MGMT YES FOR FOR
   1.02   Elect Robert J. Kohlhepp MGMT YES FOR FOR
   1.03   Elect Scott D. Farmer MGMT YES FOR FOR
   1.04   Elect Paul R. Carter MGMT YES FOR FOR
   1.05   Elect Gerald V. Dirvin MGMT YES FOR FOR
   1.06   Elect Robert J. Herbold MGMT YES FOR FOR
   1.07   Elect Joyce Hergenhan MGMT YES FOR FOR
   1.08   Elect Roger L. Howe MGMT YES FOR FOR
   1.09   Elect David C. Phillips MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR
   3   Expense Stock Options SHLDR YES AGNST FOR
   4   Review Global Labor Practices SHLDR YES ABSTAIN AGNST

   Cisco Systems Inc CSCO  17275R102  11/18/04  Annual
   1.01   Elect Carol A. Bartz MGMT YES FOR FOR
   1.02   Elect M. Michele Burns MGMT YES FOR FOR
   1.03   Elect Larry R. Carter MGMT YES FOR FOR
   1.04   Elect John T. Chambers MGMT YES FOR FOR
   1.05   Elect James F. Gibbons MGMT YES FOR FOR
   1.06   Elect John L. Hennessy MGMT YES FOR FOR
   1.07   Elect Roderick C. McGeary MGMT YES FOR FOR
   1.08   Elect James C. Morgan MGMT YES FOR FOR
   1.09   Elect John P. Morgridge MGMT YES FOR FOR
   1.1   Elect Donald T. Valentine MGMT YES FOR FOR
   1.11   Elect Steven M. West MGMT YES FOR FOR
   1.12   Elect Jerry Yang MGMT YES WHOLD AGNST
   2   Ratify Selection of Auditors MGMT YES FOR FOR
   3   Link Executive Pay to Social Criteria SHLDR YES AGNST FOR

   Commercial Net Lease Realty Inc NNN  202218103  8/5/04  Annual
   1.01   Elect Robert A. Bourne MGMT YES FOR FOR
   1.02   Elect Kevin B. Habicht MGMT YES FOR FOR
   1.03   Elect Clifford R. Hinkle MGMT YES FOR FOR
   1.04   Elect Richard B. Jennings MGMT YES FOR FOR
   1.05   Elect Ted B. Lanier MGMT YES FOR FOR
   1.06   Elect Robert C. Legler MGMT YES FOR FOR
   1.07   Elect Craig Macnab MGMT YES FOR FOR
   1.08   Elect Robert Martinez MGMT YES FOR FOR
   1.09   Elect James M. Seneff Jr. MGMT YES FOR FOR
   2   Eliminate Supermajority Requirement MGMT YES FOR FOR
   3   Increase Authorized Common Stock MGMT YES AGNST AGNST
   4   Approve Non-Technical Bylaw Amendments MGMT YES FOR FOR
   5   No Shareholder Approval to Fill Vacancy MGMT YES AGNST AGNST
   6   Approve Non-Technical Bylaw Amendments MGMT YES AGNST AGNST
   7   Approve Other Business MGMT YES FOR FOR

   Computer Sciences Corp CSC  205363104  8/9/04  Annual
   1.01   Elect Irving W. Bailey II MGMT YES FOR FOR
   1.02   Elect Stephen L. Baum MGMT YES FOR FOR
   1.03   Elect Rodney F. Chase MGMT YES FOR FOR
   1.04   Elect Van B. Honeycutt MGMT YES FOR FOR
   1.05   Elect William R. Hoover MGMT YES FOR FOR
   1.06   Elect Leon J. Level MGMT YES FOR FOR
   1.07   Elect F. Warren McFarlan MGMT YES FOR FOR
   1.08   Elect James R. Mellor MGMT YES FOR FOR
   1.09   Elect Thomas H. Patrick MGMT YES FOR FOR
   2   Adopt Stock Option Plan MGMT YES AGNST AGNST
   3   Ratify Selection of Auditors MGMT YES FOR FOR

   Countrywide Financial Corp CFC  222372104  8/17/04  Special
   1   Increase Authorized Common Stock MGMT YES FOR FOR

   Cree Inc CREE  225447101  11/4/04  Annual
   1.01   Elect F. Neal Hunter MGMT YES FOR FOR
   1.02   Elect Charles M. Swoboda MGMT YES FOR FOR
   1.03   Elect John W. Palmour MGMT YES FOR FOR
   1.04   Elect Dolph W. von Arx MGMT YES FOR FOR
   1.05   Elect James E. Dykes MGMT YES FOR FOR
   1.06   Elect Robert J. Potter MGMT YES FOR FOR
   1.07   Elect Harvey A. Wagner MGMT YES FOR FOR
   2   Adopt Stock Option Plan MGMT YES AGNST AGNST
   3   Ratify Selection of Auditors MGMT YES FOR FOR

   Dell Inc DELL  24702R101  7/16/04  Annual
   1.01   Elect Donald J. Carty MGMT YES FOR FOR
   1.02   Elect Michael S. Dell MGMT YES FOR FOR
   1.03   Elect William H. Gray III MGMT YES FOR FOR
   1.04   Elect Judy C. Lewent MGMT YES FOR FOR
   1.05   Elect Thomas W. Luce III MGMT YES FOR FOR
   1.06   Elect Klaus S. Luft MGMT YES FOR FOR
   1.07   Elect Alex J. Mandl MGMT YES FOR FOR
   1.08   Elect Michael A. Miles MGMT YES FOR FOR
   1.09   Elect Samuel A. Nunn Jr. MGMT YES FOR FOR
   1.1   Elect Kevin B. Rollins MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR
   3   Expense Stock Options SHLDR YES AGNST FOR

   Intuit Inc INTU  461202103  12/9/04  Annual
   1.01   Elect Stephen M. Bennett MGMT YES FOR FOR
   1.02   Elect Christopher W. Brody MGMT YES FOR FOR
   1.03   Elect William V. Campbell MGMT YES FOR FOR
   1.04   Elect Scott D. Cook MGMT YES FOR FOR
   1.05   Elect L. John Doerr MGMT YES FOR FOR
   1.06   Elect Donna L. Dubinsky MGMT YES FOR FOR
   1.07   Elect Michael R. Hallman MGMT YES FOR FOR
   1.08   Elect Dennis D. Powell MGMT YES FOR FOR
   1.09   Elect Stratton D. Sclavos MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR
   3   Adopt Stock Option Plan MGMT YES AGNST AGNST

   Lam Research Corp LRCX  512807108  11/4/04  Annual
   1.01   Elect James W. Bagley MGMT YES FOR FOR
   1.02   Elect David G. Arscott MGMT YES FOR FOR
   1.03   Elect Robert M. Berdahl MGMT YES FOR FOR
   1.04   Elect Richard J. Elkus Jr. MGMT YES FOR FOR
   1.05   Elect Jack R. Harris MGMT YES FOR FOR
   1.06   Elect Grant M. Inman MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR

   Legg Mason Inc     7/20/04  Annual
   1.01   Elect Harold L. Adams MGMT YES FOR FOR
   1.02   Elect James W. Brinkley MGMT YES FOR FOR
   1.03   Elect Raymond A. Mason MGMT YES FOR FOR
   1.04   Elect Margaret Milner Richardson MGMT YES FOR FOR
   1.05   Elect Kurt L. Schmoke MGMT YES FOR FOR
   2   Adopt Stock Option Plan MGMT YES AGNST AGNST
   3   Amend Director Stock Option Plan MGMT YES FOR FOR

   McKesson Corp   5609930  7/28/04  Annual
   1.01   Elect John H. Hammergren MGMT YES FOR FOR
   1.02   Elect Robert W. Matschullat MGMT YES FOR FOR
   1.03   Elect M. Christine Jacobs MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR

   Medtronic Inc MDT  585055106  8/26/04  Annual
   1.01   Elect William R. Brody MGMT YES WHOLD AGNST
   1.02   Elect Arthur D. Collins Jr. MGMT YES FOR FOR
   1.03   Elect Antonio M. Gotto Jr. MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR
   3   Limit or End Charitable Giving SHLDR YES AGNST FOR

   Micron Technology Inc MU  595112103  11/18/04  Annual
   1.01   Elect Steven R. Appleton MGMT YES FOR FOR
   1.02   Elect James W. Bagley MGMT YES FOR FOR
   1.03   Elect Ronald C. Foster MGMT YES FOR FOR
   1.04   Elect Robert A. Lothrop MGMT YES FOR FOR
   1.05   Elect Thomas T. Nicholson MGMT YES FOR FOR
   1.06   Elect Gordon C. Smith MGMT YES FOR FOR
   1.07   Elect William P. Weber MGMT YES FOR FOR
   2   Add Shares to Employee Stock Purchase Plan MGMT YES AGNST AGNST
   3   Adopt Stock Option Plan MGMT YES AGNST AGNST
   4   Approve Annual Bonus Plan MGMT YES FOR FOR
   5   Ratify Selection of Auditors MGMT YES FOR FOR

   Microsoft Corp MSFT  594918104  11/9/04  Annual
   1.01   Elect William H. Gates III MGMT YES FOR FOR
   1.02   Elect Steven A. Ballmer MGMT YES FOR FOR
   1.03   Elect James I. Cash Jr. MGMT YES FOR FOR
   1.04   Elect Raymond V. Gilmartin MGMT YES FOR FOR
   1.05   Elect Ann McLaughlin Korologos MGMT YES FOR FOR
   1.06   Elect David F. Marquardt MGMT YES FOR FOR
   1.07   Elect Charles H. Noski MGMT YES FOR FOR
   1.08   Elect Helmut Panke MGMT YES FOR FOR
   1.09   Elect Jon A. Shirley MGMT YES FOR FOR
   2   Amend Stock Option Plan MGMT YES FOR FOR
   3   Amend Director Stock Option Plan MGMT YES FOR FOR
   4   Reapprove Option/Bonus Plan for OBRA MGMT YES FOR FOR
   5   Ratify Selection of Auditors MGMT YES FOR FOR

   National Semiconductor Corp NSM  637640103  10/1/04  Annual
   1.01   Elect Brian L. Halla MGMT YES FOR FOR
   1.02   Elect Steven R. Appleton MGMT YES FOR FOR
   1.03   Elect Gary P. Arnold MGMT YES WHOLD AGNST
   1.04   Elect Richard J. Danzig MGMT YES FOR FOR
   1.05   Elect Robert J. Frankenberg MGMT YES FOR FOR
   1.06   Elect E. Floyd Kvamme MGMT YES FOR FOR
   1.07   Elect Modesto A. Maidique MGMT YES FOR FOR
   1.08   Elect Edward R. McCracken MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR
   3   Approve Annual Bonus Plan MGMT YES FOR FOR
   4   Adopt Stock Option Plan MGMT YES AGNST AGNST

   NVidia Corp NVDA  67066G104  8/18/04  Annual
   1.01   Elect James C. Gaither MGMT YES FOR FOR
   1.02   Elect Jen-Hsun Huang MGMT YES FOR FOR
   1.03   Elect A. Brooke Seawell MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR

   Oracle Corp ORCL  68389X105  10/29/04  Annual
   1.01   Elect Jeffrey O. Henley MGMT YES FOR FOR
   1.02   Elect Lawrence J. Ellison MGMT YES FOR FOR
   1.03   Elect Donald L. Lucas MGMT YES FOR FOR
   1.04   Elect Michael J. Boskin MGMT YES FOR FOR
   1.05   Elect Jack F. Kemp MGMT YES FOR FOR
   1.06   Elect Jeffrey Berg MGMT YES FOR FOR
   1.07   Elect Safra Catz MGMT YES FOR FOR
   1.08   Elect Hector Garcia-Molina MGMT YES FOR FOR
   1.09   Elect Joseph Grundfest MGMT YES FOR FOR
   1.1   Elect H. Raymond Bingham MGMT YES WHOLD AGNST
   1.11   Elect Charles E. Phillips Jr. MGMT YES FOR FOR
   2   Approve Annual Bonus Plan MGMT YES FOR FOR
   3   Ratify Selection of Auditors MGMT YES FOR FOR
   4   Amend Stock Option Plan MGMT YES FOR FOR
   5   China--Adopt Code of Conduct SHLDR YES ABSTAIN AGNST

   Pall Corp PLL  696429307  11/17/04  Annual
   1.01   Elect John H.F. Haskell Jr. MGMT YES FOR FOR
   1.02   Elect Katherine L. Plourde MGMT YES FOR FOR
   1.03   Elect Heywood Shelley MGMT YES FOR FOR
   1.04   Elect Edward Travaglianti MGMT YES FOR FOR
   2   Adopt Stock Option Plan MGMT YES AGNST AGNST

   Pioneer Natural Resources Co PXD  723787107  9/28/04  Special
   1   Approve Merger/Acquisition MGMT YES FOR FOR
       Approve Common Stock Issuance
   2   Adjourn Meeting MGMT YES FOR FOR

   Rouse Co RSE  779273101  11/9/04  Special
   1   Approve Merger/Acquisition MGMT YES FOR FOR
   2   Adjourn Meeting MGMT YES FOR FOR

   Smithfield Foods Inc SFD  832248108  9/1/04  Annual
   1.01   Elect Ray A. Goldberg MGMT YES FOR FOR
   1.02   Elect John T. Schwieters MGMT YES FOR FOR
   1.03   Elect Melvin O. Wright MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR
   3   Review Political Spending SHLDR YES ABSTAIN AGNST
   4   Report on Sustainability SHLDR YES ABSTAIN AGNST

   Steris Corp STE  859152100  7/28/04  Annual
   1.01   Elect Kevin M. McMullen MGMT YES FOR FOR
   1.02   Elect Jerry E. Robertson MGMT YES FOR FOR
   1.03   Elect John P. Wareham MGMT YES FOR FOR
   1.04   Elect Loyal W. Wilson MGMT YES FOR FOR
   2   Repeal Classified Board MGMT YES FOR FOR
       Approve Board Size
   3   Approve Non-Technical Charter Amendments MGMT YES FOR FOR
   4   Majority Vote Shareholder Committee SHLDR YES AGNST FOR

   Sysco Corp SYY  871829107  11/12/04  Annual
   1.01   Elect Colin G. Campbell MGMT YES FOR FOR
   1.02   Elect John M. Cassaday MGMT YES FOR FOR
   1.03   Elect John K. Stubblefield MGMT YES FOR FOR
   1.04   Elect Jackie M. Ward MGMT YES FOR FOR
   2   Ratify Selection of Auditors MGMT YES FOR FOR
   3   Adopt Stock Option Plan MGMT YES AGNST AGNST
   4   Approve Long-Term Bonus Plan MGMT YES FOR FOR
   5   Review or Curb Bioengineering SHLDR YES ABSTAIN AGNST

   UnitedGlobalCom Inc UCOMA  913247508  11/15/04  Annual
   1.01   Elect Robert R. Bennett MGMT YES WHOLD AGNST
   1.02   Elect Bernard G. Dvorak MGMT YES WHOLD AGNST
   1.03   Elect David B. Koff MGMT YES WHOLD AGNST
   2   Add Shares to Stock Option Plan MGMT YES AGNST AGNST
   3   Ratify Selection of Auditors MGMT YES FOR FOR

   Valero Energy Corp VLO  91913Y100  9/13/04  Special
   1   Increase Authorized Common Stock MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Mutual Funds Trust
-------------------------------------------------------------------------
       (Registrant)


By _______________________________________________________________________
       (Signature & Title)


Date _____________________________________________________________________